Prepayments (Details Textuals)	1 Months Ended		12 Months Ended								1 Months Ended			12 Months Ended
	Aug. 30, 2011 USD ($)	Aug. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Construction For New Plant USD ($)	Jun. 30, 2012 Construction For New Plant CNY	Jun. 30, 2012 Construction For New Mining Tunnels USD ($)	Jun. 30, 2012 Construction For New Mining Tunnels CNY	Jun. 30, 2012 Safety Instruments At Hongchang Coal USD ($)	Jun. 30, 2012 Safety Instruments At Hongchang Coal CNY	Dec. 30, 2010 Maximum Mg	Dec. 30, 2010 Minimum Mg	Aug. 30, 2011 Coal Mine Coal_Mines	Jun. 30, 2011 Coal Mine USD ($)	Jun. 30, 2011 Coal Mine CNY	Dec. 01, 2010 Henan Province Coal Seam Gas Development and Utilization USD ($)	Dec. 01, 2010 Henan Province Coal Seam Gas Development and Utilization CNY	Jun. 30, 2012 Land Use Rights USD ($)	Jun. 30, 2012 Land Use Rights CNY
Business Acquisition [Line Items]
Prepayments for land use rights			$ 11,110,556	$ 8,980,335
Estimated total cost of acquire land use rights																		11,571,120	73,050,000
Production capacity											300,000	150,000
Prepayments for aquired coal mine														20,905,922	135,138,476
Number of non aquired coal mine													4
Refunded prepayment amount	7,860,000	50,210,000
Reclassified coal product purchase deposit	1,100,000	7,062,727
Receivable of mine acquisition prepayments	12,323,520	77,800,000
Settled in the form of notes receivable and cash			9,155,520
Security deposit, to form a joint-venture with Zhonghong																4,752,000	30,000,000
Prepayments for mine acquisitions				25,546,922
Prepayments for construction			24,961,297	8,134,736	28,200,000	177,800,000	1,270,000	8,000,000	3,170,000	20,000,000
Construction cost			$ 64,900,000